Warrants Liability - Schedule of Offering Date Fair Value of Warrants Determined (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CAD ($)
Schedule of Offering Date Fair Value of Warrants Determined [Abstract]
Warrants liability – Subscription Warrants	$ 1,193,634	$ 1,620,000	$ 972,627	$ 1,326,628
Share capital – Subscription Shares	12,732,095	17,280,000	6,918,089	9,436,022
Total gross proceeds	$ 13,925,729	$ 18,900,000	$ 7,890,716	$ 10,762,650